Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net
	2023		2022	2021

Acquisition cost	Ps.	3,258,234	3,190,297	1,231,794
Accumulated depreciation		(347,881)	(216,923)	(162,302)

	Ps.	2,910,353	2,973,374	1,069,492

Schedule of Property, Plant and Equipment, Net Acquisition Cost
Acquisition cost:	As of January 1, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	As of December 31, 2021

Land	Ps.	49,256	-	-	-	-	49,256
Molds and machinery		126,296	-	82,457	(2,334)	63,729	270,148
Vehicles		13,107	-	6,046	(1,439)	-	17,714
Computers and equipment		68,040	13,473	709	(19,764)	18,521	80,979
Leasehold improvements		34,308	539	119	(831)	3,980	38,115
Buildings		326,644	-	-	-	351,654	678,298
Construction in progress		288,189	-	246,979	-	(437,884)	97,284

	Ps.	905,840	14,012	336,310	(24,368)	-	1,231,794
Acquisition cost:	As of December 31, 2021		Subsidiaries’ Acquisitions	Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2022

Land	Ps.	49,256	1,253,237	-	-	-	-	1,302,493
Molds and machinery		270,148	237,818	1,081	(18,319)	67,299	-	558,027
Vehicles		17,714	-	6,183	(2,124)	-	-	21,773
Computers and equipment		80,979	101,512	9,605	(99,640)	32,544	(2,498)	122,502
Leasehold improvements		38,115	1,430	479	-	3,214	-	43,238
Buildings		678,298	321,994	-	-	31,740	-	1,032,032
Construction in progress		97,284	41,790	107,260	(1,302)	(134,797)	(3)	110,232

	Ps.	1,231,794	1,957,781	124,608	(121,385)	-	(2,501)	3,190,297
Acquisition cost:	As of December 31, 2022		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2023

Land	Ps.	1,302,493	-	-	-	-	1,302,493
Molds and machinery		558,027	1,002	(9,058)	61,366	-	611,337
Vehicles		21,773	2,099	(3,168)	11,489	-	32,193
Computers and equipment		122,502	16,583	(11,879)	17,593	(18,475)	126,324
Leasehold improvements		43,238	-	(4,820)	144	-	38,562
Buildings		1,032,032	-	-	30,315	-	1,062,347
Construction in progress		110,232	105,871	(9,900)	(120,907)	(318)	84,978

	Ps.	3,190,297	125,555	(38,825)	-	(18,793)	3,258,234

Schedule of Property, Plant and Equipment Accumulated Depreciation
Accumulated depreciation:	As of January 1, 2021		Depreciation expense	Disposals	As of December 31, 2021

Molds and machinery	Ps.	(29,284)	(20,236)	759	(48,761)
Vehicles		(2,138)	(3,162)	17	(5,283)
Computers and equipment		(56,797)	(9,374)	11,983	(54,188)
Leasehold improvements		(25,224)	(4,915)	203	(29,936)
Buildings		(1,270)	(22,864)	-	(24,134)

	Ps.	(114,713)	(60,551)	12,962	(162,302)

Accumulated depreciation:	As of December 31, 2021		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2022

Molds and machinery	Ps.	(48,761)	(60,965)	6,459	-	(103,267)
Vehicles		(5,283)	(3,992)	180	-	(9,095)
Computers and equipment		(54,188)	(40,738)	84,523	2,406	(7,997)
Leasehold improvements		(29,936)	(1,134)	4	-	(31,066)
Buildings		(24,134)	(41,364)	-	-	(65,498)

	Ps.	(162,302)	(148,193)	91,166	2,406	(216,923)
Accumulated depreciation:	As of December 31, 2022		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2023

Molds and machinery	Ps.	(103,267)	(74,657)	3,532	-	(174,392)
Vehicles		(9,095)	(5,968)	1,003	-	(14,060)
Computers and equipment		(7,997)	(37,443)	11,829	16,057	(17,554)
Leasehold improvements		(31,066)	(1,323)	4,820	-	(27,569)
Buildings		(65,498)	(48,808)	-	-	(114,306)

	Ps.	(216,923)	(168,199)	21,184	16,057	(347,881)